FAIR VALUE MEASUREMENTS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Redeemable noncontrolling interest	(2,932)	(2,298)
Amount of transfers between any levels	0	0
Significant observable inputs (Level 1)
Assets:
Derivative instruments	0	0
Liabilities:
Derivative instruments	0	0
Significant unobservable inputs (Level 3)
Assets:
Derivative instruments	0	0
Liabilities:
Derivative instruments	0	0
Recurring | Significant observable inputs (Level 1)
Assets:
Mutual investment fund Reservnyi	4,154
Recurring | Significant other observable inputs (Level 2)
Assets:
Derivative instruments	1,837	136
Liabilities:
Derivative instruments	(421)	(403)
Recurring | Significant unobservable inputs (Level 3)
Liabilities:
Contingent consideration	(11)	(277)
Redeemable noncontrolling interest	(2,932)	(2,298)
Realized and unrealized gains and losses on Level 3 assets	0	0
Realized and unrealized gains and losses on Level 3 liabilities	0	0